COMMITMENTS (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2014 USD ($)	Jan. 31, 2014 CNY	Dec. 31, 2013 USD ($) sqm	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
COMMITMENTS
Rental expense under operating leases			$ 4,087,000		$ 2,821,000	$ 2,088,000
Future minimum lease payments under such non-cancelable leases
Year 2014			5,063,000
Year 2015			2,991,000
Year 2016			1,212,000
Total future minimum lease payments			9,266,000
Capital commitments
Aggregate gross floor area in the Industrial Park of National Geographic Information Technology in Beijing's Shunyi District in the under-construction premises			27,000	27,000
Aggregate consideration for acquiring the new premises			44,600,000	270,000,000
Cash consideration recorded in prepayment for acquisition of property			8,930,000	54,100,000	8,677,000
Estimated future payment for acquisition of property by 2014			34,000,000	205,900,000
Amount paid for acquisition of property	$ 1,700,000	10,000,000			$ 8,677,000